Financial Instruments - Effect on Other Comprehensive Income (Details) - Interest rate caps - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amount of gain (loss) recognized in OCI on derivatives
Amount of gain (loss) recognized in OCI on derivatives	$ (167)	$ (3,304)	$ (981)
Interest expense
Amount of gain (loss) reclassified from AOCI into income
Amount of gain (loss) reclassified from AOCI into income	$ (54)	$ (625)	$ (256)